Note 48 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Number Of Shares (Details)	6 Months Ended
	Jun. 30, 2020 shares
Jose Miguel Andres Torrecillas
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	20,252
Number Of Outstanding Share Options	75,912
Jaime Felix Caruana Lacorte [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	22,067
Number Of Outstanding Share Options	31,387
Belen Garijo Lopez
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	14,598
Number Of Outstanding Share Options	62,126
Sunir Kumar Kapoor
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,189
Number Of Outstanding Share Options	22,915
Lourdes Maiz Carro
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,609
Number Of Outstanding Share Options	44,929
Jose Maldonado Ramos
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	14,245
Number Of Outstanding Share Options	108,568
Ana Peralta Moreno [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,041
Number Of Outstanding Share Options	15,665
Juan Pi Llorens
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	20,676
Number Of Outstanding Share Options	92,817
Susana Rodriguez Vidarte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	18,724
Number Of Outstanding Share Options	141,138
Jan Verplancke [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,189
Number Of Outstanding Share Options	12,392
Total remuneration for non executive directors
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	145,590	[1]
Number Of Outstanding Share Options	607,849	[1]

[1]

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the executive directors corresponding to the first half of the 2020 financial year. In the case of the Chairman, these correspond to the sum of the annual contribution to cover retirement benefits and the adjustment made to the discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial y ear once the AVR for the year 2019 had been determined and to the death and disability premiums. For the Chief Executive Officer, the contributions registered correspond exclusively to the proportion of the premiums for death and disability given that, in his case, no commitments were made for the retirement benefit.